Income and social contribution taxes - Reconciliation of the effects of income tax and social contribution on profit or loss (Details) - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Disclosure of temporary difference, unused tax losses and unused tax credits [abstract]
Net income (loss) before taxes	R$ (13,111,053)	R$ 17,997,216	R$ 28,655,581
Income tax and social contribution benefit (expense) at statutory nominal rate of 34%	4,457,758	(6,119,053)	(9,742,898)
Taxation (difference) on profit of associates in Brazil and abroad	484,717	1,688,656	4,915,243
Equity method	(4,707)	(6,589)	96,685
Thin capitalization		(46,796)	(505,553)
Tax effect interest on own capital	850,000	510,000	0
Credit related to Reintegra Program	11,896	7,176	7,829
Director bonuses	(9,587)	(4,907)	(12,208)
Tax incentives (Note 12.3) (3)	336,541	128,650	51,839
Donations/Fines – Other	(60,271)	(47,972)	(71,631)
Total tax expense (income)	6,066,347	(3,890,835)	(5,260,694)
Current	(999,421)	(352,577)	(464,312)
Deferred	5,482,647	(2,561,991)	(3,485,267)
Total Income Tax Expense income	4,483,226	(2,914,568)	(3,949,579)
Current	(366,178)	(42,815)	(46,584)
Deferred	1,949,299	(933,452)	(1,264,531)
Total Social Contribution Expense Income	R$ 1,583,121	R$ (976,267)	R$ (1,311,115)